FAIR VALUE MEASUREMENT - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Fair Value Disclosures [Abstract]
Available for sale debt securities, maturity within one year	¥ 1,328,342
Available for sale debt securities maturity two to three years	¥ 1,181,693